Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted	Policy on Securities Trading. Prohibits employees, including officers and directors, from engaging in short sales, hedging transactions, speculative transactions, pledging, or any transactions designed to hedge or offset any decrease in the market value of Company securities, including common stock, debt, stock options, and other derivative or non-derivative securities related to Company stock.